Plan Interest in Master Trust Investment Asset (Details) - EBP 007 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Receivable [Abstract]
EBP, Employer Contribution, Receivable	$ 4,315,456	$ 3,769,644
EBP, Receivable	32,495,102	29,164,142
Common Stock [Member]
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	62,037,784	50,259,390
EBP, Nonconsolidated, Master Trust [Member]
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	2,524,000,622	2,171,505,908
EBP, Receivable [Abstract]
EBP, Employer Contribution, Receivable	4,592,298	4,067,461
EBP, Participant Contribution, Receivable	31,752,519	29,261,429
EBP, Receivable	2,560,345,439	2,204,834,798
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	2,269,307,939	1,934,605,219
EBP, Receivable [Abstract]
EBP, Employer Contribution, Receivable	4,315,456	3,769,644
EBP, Participant Contribution, Receivable	28,179,646	25,394,498
EBP, Receivable	$ 2,301,803,041	$ 1,963,769,361